Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)
$ / shares in Units, $ in Thousands
	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash		$ 38,864						$ 38,864		$ 7,624
Accounts receivable, net		6,975						6,975		8,904
Total current assets		58,016						58,016		17,973
Property and equipment, net		1,840						1,840		335
Financial assets at fair value										1,965
Intangible assets		238,440						238,440		116,646
Goodwill	$ 176,595	493,847	$ 710,962	$ 176,595				493,847		227,763
Right-of-use assets		4,886						4,886		3,519
Total assets		799,313						799,313		368,225
Accounts payable		61,679						61,679		36,373
Accrued expenses		37,363						37,363		20,402
Due to related parties		85,847						85,847		665
Notes payable - related parties		35						35		368
Convertible notes outstanding										1,358
Shares settled liability for intangible asset		43						43		1,000
Profit share liability		2,119						2,119		1,971
Warrant liability - subsidiary		21						21		24
Derivative liability										376
Current portion of lease liability		903						903		815
Total current liabilities		247,078						247,078		67,442
Deferred income taxes	28,679	9,428	90,794	28,679				9,428		30,879
Other long-term liabilities		3,968						3,968		41
Lease liability		3,997						3,997		2,705
Total liabilities		290,376						290,376		145,049
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value										462
Common stock, value		5						5		3
Additional paid-in capital		385,030						385,030		257,002
Accumulated deficit		(458,632)						(458,632)		(56,123)
Accumulated other comprehensive loss										(770)
Total stockholders' equity	176,191	508,937	687,869	176,191	$ 234,077	$ 228,713	$ 231,656	508,937	$ 234,077	222,714	$ 232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		799,313						799,313		368,225
Revenues, net		61,202			5,834			112,669	5,834
General and administrative		8,270			2,171			42,130	3,688
Amortization of intangible assets		14,300			5,200			33,800	15,500
Impairment of intangible assets		88,059						88,059
Impairment expense		148,622						148,622
Depreciation		100						300
Total operating expenses		363,366			12,759			500,249	24,916
Operating loss		(302,164)			(6,925)			(387,580)	(19,082)
Gain on extinguishment of debt		1,321						(9,827)
Foreign currency loss								(1,010)
Change in fair value of subsidiary warrant liability					831			3	4,432
Change in fair value of derivative liability		101			(1)			(426)	1,017
Change in fair value of Panda interests								(148)		(198)
Total other income (expense)		11,976			(1,012)			(37,073)	2,707
Loss before income taxes		(290,188)			(7,937)			(424,653)	(16,375)
Income tax benefit		16,071			1,028			20,589	3,234
Net loss		(274,117)	$ (73,604)	(56,343)	(6,909)	$ (3,365)	(2,867)	(404,064)	(13,141)	(38,127)	(129,312)
Less: net loss attributable to non-controlling interest					128			(1,555)	(2,653)
Net loss attributable to controlling interest		(274,117)			(6,781)			(402,509)	(15,794)
Less: Deemed dividend on Series D Preferred stock					(6)				(6)
Net loss attributable to common stockholders		$ (274,117)			$ (7,166)			$ (402,509)	$ (16,179)
Net loss per share attributable to common stockholders Basic and diluted		$ (6.20)			$ (0.29)			$ (11.00)	$ (0.80)
Weighted average shares outstanding: Basic and diluted		44,199,709			24,363,124			36,577,183	20,165,089
FaceBank Group, Inc Pre-Merger [Member]
Cash	81			81						7,624	31
Accounts receivable, net										8,904
Inventory										49
Prepaid expenses	130			130						1,396
Total current assets	10,211			10,211						17,973	31
Property and equipment, net										335	14
Deposits	24			24						24	3
Financial assets at fair value	1,965			1,965						1,965
Intangible assets	111,459			111,459						116,646	136,078
Goodwill	176,595			176,595						227,763	149,975
Right-of-use assets	37			37						3,519
Total assets	302,665			302,665						368,225	286,101
Accounts payable	3,406			3,406						36,373	2,475
Accrued expenses	4,337			4,337						20,402	5,860
Due to related parties										665	398
Note payable										4,090
Notes payable - related parties	446			446						368	172
Convertible notes outstanding	1,962			1,962						1,358	587
Convertible notes - related parties											864
Shares settled liability for intangible asset										1,000
Profit share liability	1,971			1,971						1,971
Warrant liability - subsidiary	39			39						24	4,528
Derivative liability	389			389						376
Current portion of lease liability	37			37						815
Total current liabilities	41,601			41,601						67,442	18,551
Deferred income taxes	28,679			28,679						30,879	35,000
Other long-term liabilities	1			1						41
Lease liability										2,705
Long term borrowings										43,982
Total liabilities	125,411			125,411						145,049	53,551
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value	463			463						462
Common stock, value	3			3						3	1
Additional paid-in capital	270,397			270,397						257,002	227,570
Accumulated deficit	(111,593)			(111,593)						(56,123)	(21,763)
Non-controlling interest										22,602
Accumulated other comprehensive loss										(770)
Total stockholders' equity	176,791			176,791						222,714	232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	302,665			302,665						368,225	286,101
Revenues, net				7,295						4,271
Total revenues				7,295						4,271
General and administrative				20,203			1,037			13,793	6,746
Amortization of intangible assets				5,217			5,153			20,682	8,209
Impairment of intangible assets										8,598
Depreciation				3			5			83	8
Total operating expenses				25,423			6,195			43,156	14,963
Operating loss				(18,128)			(6,195)			(38,885)	(14,963)
Interest expense and financing costs				(2,581)			(446)			(2,062)	(2,651)
Gain on extinguishment of debt	51,200			(11,919)							1,852
Loss on deconsolidation of Nexway										(8,281)
Foreign currency loss										(18)
Other expense										726
Change in fair value of subsidiary warrant liability				(15)			2,477			4,504	(91)
Change in fair value of derivative liability				297			128			815	741
Change in fair value of Panda interests										(198)
Total other income (expense)				(39,253)			2,159			(4,514)	(243)
Loss before income taxes				(57,381)			(4,036)			(43,399)	(15,206)
Income tax benefit				1,038			1,169			5,272	2,114
Net loss				(56,343)			(2,867)			(38,127)	(13,092)
Less: net loss attributable to non-controlling interest				(873)			(599)			(3,767)	(2,482)
Net loss attributable to controlling interest				(55,470)			(3,466)			(34,360)	(10,610)
Less: Deemed dividend on Series D Preferred stock										(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)						(589)
Net loss attributable to common stockholders				$ (55,641)			$ (3,466)			(34,958)	(10,610)
Foreign currency translation adjustment										(770)
Comprehensive loss										$ (35,728)	$ (10,610)
Net loss per share attributable to common stockholders Basic and diluted				$ (1.83)						$ (1.57)	$ (2.37)
Weighted average shares outstanding: Basic and diluted				30,338,073						22,286,060	4,481,600
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member]
Cash										7,624
Accounts receivable, net										8,904
Inventory										49
Prepaid expenses										1,396
Total current assets	10,211			10,211						17,973
Property and equipment, net										335
Deposits	24			24						24
Financial assets at fair value	1,965			1,965						1,965
Intangible assets	111,459			111,459						116,646
Goodwill	148,054			148,054						148,054
Right-of-use assets	37			37						3,519
Total assets	274,124			274,124						288,516
Accounts payable										36,373
Accrued expenses										20,402
Due to related parties										665
Note payable										4,090
Notes payable - related parties										368
Convertible notes outstanding										1,358
Convertible notes - related parties
Shares settled liability for intangible asset										1,000
Profit share liability										1,971
Warrant liability - subsidiary										24
Derivative liability										376
Current portion of lease liability										815
Total current liabilities	41,601			41,601						67,442
Deferred income taxes										30,879
Other long-term liabilities										41
Lease liability										2,705
Long term borrowings										43,982
Total liabilities	125,411			125,411						145,049
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value	463			463						462
Common stock, value	3			3						3
Additional paid-in capital	270,397			270,397						257,002
Accumulated deficit	(140,134)			(140,134)						(135,832)
Non-controlling interest										22,602
Accumulated other comprehensive loss										(770)
Total stockholders' equity	148,250			148,250						143,005
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	274,124			274,124						288,516
Revenues, net										4,271
Total revenues										4,271
General and administrative										13,793
Amortization of intangible assets										20,682
Impairment of intangible assets										8,598
Impairment expense										74,441
Depreciation										83
Total operating expenses										117,597
Operating loss				(18,128)						(113,326)
Interest expense and financing costs										(2,062)
Gain on extinguishment of debt				39,249
Loss on deconsolidation of Nexway										(13,549)
Foreign currency loss										(18)
Other expense										726
Change in fair value of subsidiary warrant liability				(15)						4,504
Change in fair value of derivative liability				297						815
Change in fair value of Panda interests										(198)
Total other income (expense)				11,915						(9,782)
Loss before income taxes				(6,213)						(123,108)
Income tax benefit				1,038						(5,272)
Net loss				(5,175)						(117,836)
Less: net loss attributable to non-controlling interest				(873)						3,767
Net loss attributable to controlling interest				(4,302)						(114,069)
Less: Deemed dividend on Series D Preferred stock										(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)						(589)
Net loss attributable to common stockholders				$ (4,473)						(114,667)
Foreign currency translation adjustment										(770)
Comprehensive loss										$ (115,437)
Net loss per share attributable to common stockholders Basic and diluted				$ (0.15)						$ (5.15)
Weighted average shares outstanding: Basic and diluted				30,338,073						22,286,060
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series A Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member]
Cash
Accounts receivable, net
Inventory
Prepaid expenses
Total current assets
Property and equipment, net
Deposits
Financial assets at fair value
Intangible assets
Goodwill	28,541			28,541						79,709
Right-of-use assets
Total assets	28,541			28,541						79,709
Accounts payable
Accrued expenses
Due to related parties
Note payable
Notes payable - related parties
Convertible notes outstanding
Convertible notes - related parties
Shares settled liability for intangible asset
Profit share liability
Warrant liability - subsidiary
Derivative liability
Current portion of lease liability
Total current liabilities
Deferred income taxes
Other long-term liabilities
Lease liability
Long term borrowings
Total liabilities
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value
Common stock, value
Additional paid-in capital
Accumulated deficit	28,541			28,541						79,709
Non-controlling interest
Accumulated other comprehensive loss
Total stockholders' equity	28,541			28,541						79,709
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	$ 28,541			28,541						79,709
Revenues, net
Total revenues
General and administrative
Amortization of intangible assets
Impairment of intangible assets
Impairment expense										(74,441)
Depreciation
Total operating expenses										(74,441)
Operating loss										74,441
Interest expense and financing costs
Gain on extinguishment of debt				(51,168)
Loss on deconsolidation of Nexway										5,268
Foreign currency loss
Other expense
Change in fair value of subsidiary warrant liability
Change in fair value of derivative liability
Change in fair value of Panda interests
Total other income (expense)				(51,168)						5,268
Loss before income taxes				(51,168)						79,709
Income tax benefit
Net loss				(51,168)						79,709
Less: net loss attributable to non-controlling interest
Net loss attributable to controlling interest				(51,168)						79,709
Less: Deemed dividend on Series D Preferred stock
Less: Deemed dividend - beneficial conversion feature on preferred stock
Net loss attributable to common stockholders				$ (51,168)						79,709
Foreign currency translation adjustment
Comprehensive loss										$ 79,709
Net loss per share attributable to common stockholders Basic and diluted
Weighted average shares outstanding: Basic and diluted
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series A Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock value